Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Cash Flows from Operating Activities
Net loss	$ (7,117,186)	$ (3,550,119)	$ (14,249,719)	$ (3,746,944)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	349,843	11,971	24,115	6,336
Common stock issued for services to consultants	666,001	450,800	2,279,589	856,500
Common stock issued for services to employees	254,617
Fair value of options issued to employees	753,860
Amortization of debt discount	1,188,666	702,325	251,750	9,817
Fair value for beneficial conversion feature		51,480	136,936
Fair value of warrants and beneficial conversion features on debt conversion			3,248,948
Fair value for warrants issued for note extension and inducement to convert			2,002,977
Equity in earnings of OCHL		(63,669)	(132,832)	(4,105,333)
Loss on sale of investment in OCHL			2,790,073
Impairment of note receivable			213,331
Changes in operating assets and liabilities:
(Increase)/Decrease in accounts receivable	(90,787)
(Increase)/Decrease in prepaid expenses and other current assets	(163,435)
(Increase)/Decrease in other current assets		2,843
(Increase)/Decrease in prepaid expenses - related party	(90,000)	(90,000)	(5,574)	(15,185)
(Decrease)/Increase in accrued interest	205,082	107,652	252,517	15,779
(Decrease)/Increase in amount due to producers	105,064
(Decrease)/Increase in due to related party	36,158
(Decrease)/Increase in services payable- related party	(239,080)
Decrease/(Increase) in accounts payable and accrued liabilities	1,632,831	122,465	64,720	284,308
Net cash used in operating activities	(2,508,366)	(1,997,841)	(3,123,169)	(2,999,942)
Cash Flows from Investing Activities:
Purchases of fixed assets		(18,953)	(18,953)	(58,013)
Sale of investment			2,182,274
Note receivable, former affiliate				281,418
Increase in other asset	(15,000)
Net cash provided by investing activities	(15,000)	(18,953)	2,163,321	223,405
Cash Flows from Financing Activities
Proceeds from notes payable, related party		675,100	820,100	1,959,000
Repayment of note payable, related party		(350,000)	(450,000)
Proceeds from convertible notes	1,695,000	205,000	1,385,000	200,000
Repayment of convertible notes, related party			(55,000)
Proceeds from convertible notes, related party	50,000		105,000
Proceeds from warrant exercise	10,226	23,044	48,123
Deferred offering costs	(533,201)
Proceeds from issuance of common stock		1,250,000	1,375,000	618,314
Repayment of services payable, related party			(750,000)
Proceeds from loans, related party		184,621	(78,044)
Net cash provided by financing activities	1,222,025	1,987,765	2,400,179	2,777,314
Net Increase/(Decrease) in cash	(1,301,341)	(29,029)	1,440,331	777
Cash, beginning of period	1,477,229	36,898	36,898	36,121
Cash, end of period	175,888	7,869	1,477,229	36,898
Supplemental disclosure of non-cash investing and financing activities:
Fair value for warrants and beneficial conversion features issued as valuation discount	1,583,152		1,315,814
Fair value of warrants issued for note extension		1,661,114
Conversion of accrued interest on first and second senior notes into unsecured convertible note			430,565
Common stock issued upon conversion of note payable		$ 205,918	$ 205,918
Fixed assets	109,000
Intangible assets	1,909,700
Goodwill	$ 1,321,300